Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Restricted cash related to bank acceptance notes payable	$ 959,672	$ 2,124,655
Restricted cash	$ 934,656	934,656
Tax rate on taxable income	25.00%
Value added tax rate, description	The VAT is based on gross sales price and VAT rates range from 6% to 13%, depending on the type of goods or service provided.
Cash, uninsured amount	$ 4,412,319	3,072,243
Concentration risk, percentage	100.00%
ROU assets	$ 1,915,577
Total lease liabilities	1,958,484
Deferred tax assets valuation allowance	$ 1,341,877
Tax benefit realized on examination	50.00%
Advisory fees	$ 2,522,143
Recurring service fees	$ 3,381
Non-controlling shareholder interest percent	8.00%
Advances from customers amount	$ 1,311,004	3,131,338
Recovery	$ 1,192,142
Provision for bad debt		$ 7,609,244	$ 386,563
Major Customer [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	24.00%	13.00%	22.00%
Major Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	21.00%	12.00%	21.00%
Major Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	16.00%	11.00%	13.00%
Major Customer Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage		10.00%	10.00%
NingChen [Member]
Summary of Significant Accounting Policies (Textual)
Loan term of VIE	100 years